Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets

As at	December 31, 2019			December 31, 2018
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26.6	$(15.2)	$11.4	$26.6	$(14.3)	$12.3
Electricity service agreements	8.5	(7.8)	0.7	269.5	(25.9)	243.6
Energy services relationships	91.6	(27.4)	64.2	176.1	(33.8)	142.3
Software	303.7	(101.2)	202.5	293.9	(77.7)	216.2
Land rights	1.1	(0.1)	1.0	1.4	(0.2)	1.2
Commodity contracts	327.1	(21.3)	305.8	346.3	(6.3)	340.0
Franchises and consents	—	—	—	5.0	—	5.0
Reclassified to assets held for sale (note 5)	—	—	—	(277.4)	28.7	(248.7)
	$758.6	$(173.0)	$585.6	$841.4	$(129.5)	$711.9

Amortization expense related to intangible assets for the year ended December 31, 2019 was 80.2 million (2018 - $69.7 million).

As at December 31, 2019, the Corporation excluded $184.5 million (December 31, 2018 - $196.4 million) from the asset base subject to amortization. Items excluded relate to gas transportation capacity contracts, software assets under development, and assets with an indefinite life.

The following table sets forth the estimated amortization expense of intangible assets, excluding any amortization of assets not yet subject to amortization as well as assets with an indefinite life, for the years ended December 31:

2020	$79.1
2021	$70.6
2022	$69.7
2023	$62.3
2024	$24.2
Thereafter	$95.2